Investment Objectives and Goals - Elfun Diversified Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Elfun Diversified Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Elfun Diversified Fund (the “Fund”) seeks the highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation).